Note 13 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Note 13 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares [Line Items]
As of December 31, 2013 and as of March 31, 2014	21,034	22,106
Weighted average grant date fair value	$ 366.24	$ 365.75
Vested	0	(28,214)
Vested		$ 23.87
As of December 31, 2013 and as of March 31, 2014	21,034	21,034
Weighted average grant date fair value	$ 366.24	$ 366.24
Granted And Issued Shares [Member]
Note 13 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares [Line Items]
Shares		20,000
Weighted average grant date fair value		$ 10.64
Granted And Non-Issued Shares [Member]
Note 13 - Stock Incentive Plan (Details) - Summary of the Status of Non-vested Shares [Line Items]
Shares		7,142
Weighted average grant date fair value		$ 11.20